financial instruments - Fair Values Derivatives (Details)	12 Months Ended
	Dec. 31, 2025 CAD ($) $ / € ₱ / $ $ / shares $ / $ TWh	Dec. 31, 2024 CAD ($) € / $ $ / $ ₱ / shares $ / € ₱ / $ $ / shares TWh
Disclosure of detailed information about financial instruments
Current Assets, Fair value and carrying value	$ 8,000,000	$ 65,000,000
Current Liabilities, Fair value and carrying value	$ 30,000,000	$ 11,000,000
Derivative assets | HFH
Disclosure of detailed information about financial instruments
Hedge ratio	1.00%	1.00%
Derivative assets | Currency risk related to long-term debt | HFH | U.S. Dollars
Disclosure of detailed information about financial instruments
Spread included in fair value of derivative instruments	$ (39,000,000)	$ (22,000,000)
Derivative assets | Currency risk related to long-term debt | HFH | Euro Member Countries, Euro
Disclosure of detailed information about financial instruments
Spread included in fair value of derivative instruments		2,000,000
Current derivative assets
Disclosure of detailed information about financial instruments
Current Assets, Fair value and carrying value	$ 8,000,000	$ 65,000,000
Current derivative assets | Currency risk related to transactions against Pesos | HFT | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2026	2025
Current Assets, Notional amount	$ 30,000,000	$ 43,000,000
Rate	59	58
Current derivative assets | Currency risk related to transactions against CAD | HFH | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2026	2025
Current Assets, Notional amount	$ 134,000,000	$ 410,000,000
Current Assets, Fair value and carrying value	$ 1,000,000	$ 20,000,000
Rate | $ / $	1.35	1.36
Current derivative assets | Currency risk related to transactions against CAD | HFT | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date		2025
Current Assets, Notional amount		$ 72,000,000
Current Assets, Fair value and carrying value		$ 1,000,000
Rate | $ / shares		1.43
Current derivative assets | Currency risk related to long-term debt | HFH | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2026	2025
Current Assets, Notional amount	$ 1,170,000,000	$ 1,201,000,000
Current Assets, Fair value and carrying value	$ 1,000,000	$ 31,000,000
Rate	1.37	1.4
Current derivative assets | Currency risk related to long-term debt | HFT | Euro Member Countries, Euro
Disclosure of detailed information about financial instruments
Maximum maturity date	2028	2028
Current Assets, Notional amount	$ 33,000,000	$ 46,000,000
Current Assets, Fair value and carrying value	$ 6,000,000	$ 13,000,000
Rate | $ / €	1.09	1.09
Current derivative assets | Interest rate risk associated with non-fixed rate credit facility amounts drawn | HFH | 3.5% non-fixed rate credit facility
Disclosure of detailed information about financial instruments
Maximum maturity date		2028
Current Assets, Notional amount		$ 12,000,000
Interest rate on borrowings		3.50%
Other long-term assets
Disclosure of detailed information about financial instruments
Other Long-Term Assets, Fair value and carrying value	$ 40,000,000	$ 113,000,000
Other long-term assets | Currency risk related to long-term debt | HFH | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2032	2032
Rate | $ / shares	1.32	1.3
Other Long-Term Assets, Notional amount	$ 4,219,000,000	$ 3,069,000,000
Other Long-Term Assets, Fair value and carrying value	40,000,000	$ 86,000,000
Other long-term assets | Currency risk related to long-term debt | HFT | Euro Member Countries, Euro
Disclosure of detailed information about financial instruments
Maximum maturity date		2028
Other Long-Term Assets, Notional amount		$ 557,000,000
Other Long-Term Assets, Fair value and carrying value		$ 24,000,000
Other long-term assets | Currency risk related to long-term debt | HFT | HFH | Euro Member Countries, Euro
Disclosure of detailed information about financial instruments
Rate | € / $		1.09
Other long-term assets | Interest rate risk associated with non-fixed rate credit facility amounts drawn | HFT | 3.5% non-fixed rate credit facility
Disclosure of detailed information about financial instruments
Maximum maturity date		2028
Other Long-Term Assets, Notional amount		$ 211,000,000
Other Long-Term Assets, Fair value and carrying value		$ 3,000,000
Interest rate on borrowings		3.50%
Current derivative liabilities
Disclosure of detailed information about financial instruments
Current Liabilities, Fair value and carrying value	$ 30,000,000	$ 11,000,000
Current derivative liabilities | Currency risk related to transactions against Pesos | HFT | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2026	2025
Rate | ₱ / $	58	57
Current Liabilities, Notional amount	$ 254,000,000	$ 129,000,000
Current Liabilities, Fair value and carrying value	$ 6,000,000	$ 3,000,000
Current derivative liabilities | Currency risk related to transactions against CAD | HFH | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2026	2025
Rate | $ / $	1.39	1.42
Current Liabilities, Notional amount	$ 374,000,000	$ 30,000,000
Current Liabilities, Fair value and carrying value	$ 7,000,000
Current derivative liabilities | Currency risk related to long-term debt | HFH | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2026	2025
Rate	1.39	1.44
Current Liabilities, Notional amount	$ 733,000,000	$ 1,117,000,000
Current Liabilities, Fair value and carrying value	$ 10,000,000	$ 2,000,000
Current derivative liabilities | Other price risk associated with purchase of electrical power | HFH
Disclosure of detailed information about financial instruments
Maximum maturity date	2047	2047
Current Liabilities, Fair value and carrying value	$ 7,000,000	$ 6,000,000
Electrical consumption commodity derivative, Notional amount (in TWh) | TWh	0.3	0.4
Electrical consumption commodity derivative, Price (CAD/MWh).	$ 32,410,000,000	$ 31,760,000
Other long-term liabilities
Disclosure of detailed information about financial instruments
Other Long-Term Liabilities, Fair value and carrying value	$ 167,000,000	$ 118,000,000
Other long-term liabilities | Currency risk related to long-term debt | HFH | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2049	2049
Rate | $ / $	1.33	1.3
Other Long-Term Liabilities, Notional amount	$ 7,332,000,000	$ 3,378,000,000
Other Long-Term Liabilities, Fair value and carrying value	$ 102,000,000	$ 86,000,000
Other long-term liabilities | Currency risk related to long-term debt | HFT | U.S. Dollars
Disclosure of detailed information about financial instruments
Rate | $ / €	1.09
Other long-term liabilities | Currency risk related to long-term debt | HFT | Euro Member Countries, Euro
Disclosure of detailed information about financial instruments
Maximum maturity date	2028
Other Long-Term Liabilities, Notional amount	$ 568,000,000
Other Long-Term Liabilities, Fair value and carrying value	$ 44,000,000
Other long-term liabilities | Other price risk associated with purchase of electrical power | HFH
Disclosure of detailed information about financial instruments
Maximum maturity date	2047	2047
Other Long-Term Liabilities, Fair value and carrying value	$ 21,000,000	$ 32,000,000
Electrical consumption commodity derivative, Notional amount (in TWh) | TWh	4.9	6.5
Electrical consumption commodity derivative, Price (CAD/MWh).	$ 40,920,000	$ 40,490,000